Dividends and other reserves - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions		6 Months Ended
	Jan. 29, 2024	Dec. 31, 2022	Dec. 31, 2023	Jun. 30, 2023	[1]
Disclosure of reserves within equity [line items]
Interim dividend per share (in USD per share)		$ 0.3857
Other reserves		$ 560 [1]	$ 502	$ 665
Capital redemption reserve		3,869	4,076
Hedging reserve surplus		115	270
Exchange reserve deficit		$ (3,424)	(3,844)
Interest rate risk [member] | Hedges of net investment in foreign operations [member]
Disclosure of reserves within equity [line items]
Hedging reserve surplus			$ 60
Major ordinary share transactions
Disclosure of reserves within equity [line items]
Interim dividend per share (in USD per share)	$ 0.4050

[1]	(1) See page F-7 for an explanation under Basis of preparation.